13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 03/31/2008
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC				04/30/2008
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 53
                                        ----------------------

Form 13F Information Table Value Total: 299,948
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     8327   105200 SH       Sole                   102650              2550
                                                              5705    72075 SH       Defined                 72075
AFLAC Inc.                     COM              001055102     2625    40419 SH       Sole                    39569               850
                                                              1669    25700 SH       Defined                 25700
Ambac Financial Group, Inc.    COM              023139108     1887   328225 SH       Sole                   321275              6950
                                                              1194   207625 SH       Defined                207625
American Express Co.           COM              025816109     8047   184058 SH       Sole                   180083              3975
                                                              6036   138050 SH       Defined                138050
Aon Corp.                      COM              037389103     4332   107750 SH       Sole                   105650              2100
                                                              2269    56450 SH       Defined                 56450
Apollo Group Inc. - CL A       COM              037604105      389     9000 SH       Sole                     9000
Berkshire Hathaway - CL A      COM              084670108    45623      342 SH       Sole                      342
                                                              9605       72 SH       Defined                    72
Berkshire Hathaway - CL B      COM              084670207    11169     2497 SH       Sole                     2420                77
Cadbury Schweppes plc-Spons AD COM              127209302     9185   207701 SH       Sole                   203401              4300
                                                              5945   134450 SH       Defined                134450
Capital One Financial Corp.    COM              14040H105     4739    96275 SH       Sole                    92200              4075
                                                              2537    51550 SH       Defined                 51550
Cisco Systems, Inc.            COM              17275R102     3621   150325 SH       Sole                   146750              3575
                                                              2615   108550 SH       Defined                108550
Coach Inc.                     COM              189754104     6990   231825 SH       Sole                   226450              5375
                                                              4812   159600 SH       Defined                159600
DuPont                         COM              263534109     9822   210053 SH       Sole                   205728              4325
                                                              5434   116200 SH       Defined                116200
E. W. Scripps Co.              COM              811054204     6894   164104 SH       Sole                   160049              4055
                                                              5440   129495 SH       Defined                129495
Fidelity National Information  COM              31620M106     5532   145050 SH       Sole                   141650              3400
                                                              3907   102449 SH       Defined                102449
Harley-Davidson Inc.           COM              412822108     3019    80500 SH       Sole                    78625              1875
                                                              2402    64050 SH       Defined                 64050
Johnson & Johnson              COM              478160104     6988   107728 SH       Sole                   105303              2425
                                                              4314    66500 SH       Defined                 66500
Medtronic Inc.                 COM              585055106     8776   181429 SH       Sole                   177304              4125
                                                              5850   120950 SH       Defined                120950
Microsoft Corp.                COM              594918104     4931   173750 SH       Sole                   169150              4600
                                                              4249   149725 SH       Defined                149725
Moody's Corp.                  COM              615369105     4382   125800 SH       Sole                   122925              2875
                                                              3061    87875 SH       Defined                 87875
Oracle Corp.                   COM              68389X105     7099   362925 SH       Sole                   355000              7925
                                                              4931   252075 SH       Defined                252075
Praxair, Inc.                  COM              74005P104     5189    61600 SH       Sole                    60275              1325
                                                              3422    40625 SH       Defined                 40625
Tiffany & Co.                  COM              886547108     6937   165800 SH       Sole                   162250              3550
                                                              4592   109750 SH       Defined                109750
United Technologies Corp.      COM              913017109     6732    97822 SH       Sole                    95547              2275
                                                              5841    84875 SH       Defined                 84875
Viacom Inc. - CL B             COM              92553P201     5520   139311 SH       Sole                   136261              3050
                                                              1339    33787 SH       Defined                 33787
Willis Group Holdings Ltd.     COM              G96655108     2975    88525 SH       Sole                    86575              1950
                                                              2230    66350 SH       Defined                 66350
eBay Inc.                      COM              278642103     3987   133625 SH       Sole                   130650              2975
                                                              4524   151625 SH       Defined                151625
MDT 1/09 Call Strk $30         call             5GP998008      311      170 SH       Sole                      170